Provisions for employee benefits - Analysis by geographical area related to the main actuarial assumptions (Details) - Foreign defined benefit plan	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	2.20%	0.30%
Rate of compensation increase	1.90%	1.50%
Rate of price inflation	1.20%	0.70%
Life expectations on retirement at age 65	13 years	13 years
Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	15.40%	15.30%
Rate of compensation increase	12.50%	12.50%
Rate of price inflation	11.50%	13.30%
Life expectations on retirement at age 65	24 years	25 years
Euro Area | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.50%	0.90%
Rate of compensation increase	1.90%	1.50%
Rate of price inflation	1.90%	1.50%
Life expectations on retirement at age 65	21 years	21 years
Euro Area | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.80%	1.20%
Rate of compensation increase	3.00%	3.00%
Rate of price inflation	2.20%	1.90%
Life expectations on retirement at age 65	22 years	23 years
Rest of Europe | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	2.20%	0.30%
Rate of compensation increase	3.00%	2.50%
Rate of price inflation	1.20%	0.70%
Life expectations on retirement at age 65	23 years	23 years
Rest of Europe | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	4.80%	1.90%
Rate of compensation increase	4.00%	4.00%
Rate of price inflation	3.50%	3.50%
Life expectations on retirement at age 65	24 years	25 years
Africa | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.80%	3.00%
Rate of compensation increase	1.90%	1.90%
Rate of price inflation	3.00%	3.00%
Life expectations on retirement at age 65	13 years	13 years
Africa | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	15.40%	15.30%
Rate of compensation increase	12.50%	12.50%
Rate of price inflation	11.50%	13.30%
Life expectations on retirement at age 65	17 years	15 years
Other areas
Disclosure Of Benefit Plans [Line Items]
Discount rate	7.00%	6.70%
Rate of compensation increase	5.00%	5.00%
Rate of price inflation	3.00%	3.00%